Average Annual Total Returns{- Fidelity Freedom Index 2065 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2065 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Since Inception		Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Since Inception		Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXXK2 Past 1 year	IXXK2 Since Inception
Total	16.45%	16.93%	[1]	15.78%	15.99%	[1]	9.92%	12.73%	[1]	18.40%	19.75%	[1]	16.54%	17.02%	[1]

[1]	(a)From June 28, 2019